CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Sales of licenses	$ 5,486	$ 6,553	$ 6,135
Services	13,759	13,333	11,439
Less stock- based compensation granted to a customer	(332)	0	0
Revenues, Total	18,913	19,886	17,574
COST OF REVENUES
Cost of sales of licenses	398	443	483
Cost of services	6,078	5,724	5,930
Cost of Revenue, Total	6,476	6,167	6,413
GROSS PROFIT	12,437	13,719	11,161
RESEARCH AND DEVELOPMENT EXPENSES	4,673	4,057	4,448
SELLING AND MARKETING EXPENSES	1,995	2,119	2,220
GENERAL AND ADMINISTRATIVE EXPENSES	1,834	1,555	2,324
IMPAIRMENT OF GOODWILL	0	586	0
IMPAIRMENT OF INTANGIBLE ASSETS	0	407	0
OPERATING INCOME	3,935	4,995	2,169
FINANCIAL INCOME (EXPENSES):
AUCTION RATE SECURITIES SETTLEMENT	0	0	18,500
IMPAIRMENT OF AUCTION RATE SECURITIES	0	0	(941)
OTHER FINANCIAL INCOME - net	171	49	256
INCOME BEFORE TAXES ON INCOME	4,106	5,044	19,984
INCOME TAX EXPENSE (BENEFIT)	(185)	188	197
NET INCOME FOR THE YEAR	$ 4,291	$ 4,856	$ 19,787
EARNINGS PER ORDINARY SHARE -
Basic and diluted (in dollars per share)	$ 0.23	$ 0.26	$ 1.04
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER ORDINARY SHARE - IN THOUSANDS
Basic (in shares)	18,679	18,467	19,012
Diluted (in shares)	18,803	18,613	19,012